Income taxes	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Income taxes
9.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2022	2021
Current tax expense	(1 704)	(1 388)
Deferred tax (expense)/income	459	157

Total income tax expense in the income statement	(1 244)	(1 231)

5	Amended to conform to 2022 presentation.

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Profit/(loss) before tax	3 718	4 305
Deduct share of results of associates and joint ventures	129	100
Deduct exceptional share of results of associates	(1 143)	—

Profit before tax and before share of results of associates and joint ventures	4 732	4 205

Adjustments to the tax basis
Government incentives	(304)	(216)
Non-deductible/(non-taxable) mark-to-market on derivatives	(296)	(631)
Other expenses not deductible for tax purposes	962	1 187
Other non-taxable income	(346)	(272)

Adjusted tax basis	4 748	4 273

Aggregate weighted nominal tax rate	26.9%	27.2%

Tax at aggregated nominal tax rate	(1 277)	(1 163)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses carried forward	(8)	(128)
(Underprovided)/overprovided in prior years	24	14
Deductions from interest on equity	268	191
Deductions from goodwill and other tax deductions	5	120
Change in tax rate	5	(44)
Withholding taxes	(181)	(192)
Other tax adjustments	(81)	(29)

Total tax expense	(1 244)	(1 231)

Effective tax rate	26.3%	29.3%
The total income tax expense for the
six-month
period ended 30 June 2022 amounts to 1 244m US dollar compared to 1 231m US dollar for the six-month
period ended 30 June 2021. The effective tax rate for the
six-month
period ended 30 June 2022 was 26.3% compared to an effective tax rate of 29.3% for the six-month
period ended 30 June 2021. Both the 2022 and the 2021 effective tax rates are positively impacted by non-taxable
gains from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB
.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.
The normalized effective tax rate for the
six-month
period ended 30 June 2022 is 27.2% (30 June 2021: 27.3%). The normalized effective tax rate excluding mark-to-market
gains or losses on derivatives related to the hedging of share-based payment programs for the six-month
period ended 30 June 2022 is 28.2% (30 June 2021: 29.5%).

6	Amended to conform to 2022 presentation.